Long-Term Debt - Credit Facilities And Senior Notes (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total debt	$ 543,000	$ 567,000
Less deferred financing fees	(3,987)	(5,034)
Total debt, net of deferred finance costs	539,013	561,966
Less current portion, net of deferred financing fees	(62,449)	(45,947)
Long-term debt, net of current portion and deferred financing fees	476,564	516,019
$675 Million Credit Facility [Member] | Fareastern Shipping Limited, Pegasus Shipholding S.A., Lance Shipping S.A., Seacrown Maritime Ltd., Navajo Marine Limited, Solana Holding Ltd. [Member]
Debt Instrument [Line Items]
$675 Million Credit Facility	$ 543,000	$ 567,000